Borrowings (Tables)	3 Months Ended
Mar. 31, 2026
Borrowings [abstract]
Schedule of Finance Costs (Income), Net
Finance costs (income), net, for the three months ended March 31, 2026 and 2025 is comprised of:

	Three months ended March 31,
	2026	2025
	$	$
Interest on acquisition related consideration	—	11
Interest on lease obligations	65	20
Commitment costs on amended facility	23	—
Interest income	(235)	(679)
Interest on borrowings	557	—
	410	(648)